Segment Information	12 Months Ended
Jun. 30, 2011
Segment Information [Abstract]
Segment Information
23.	Segment information

Operating segments are defined as components of an enterprise that engage in business activities for which separate information is available and evaluated by the chief operating decision maker.

The Group operates and manages its business in two operating segments, LNS and Wentai. LNS segment mainly provides English language training services to children through its directly-owned training centers and franchised training centers based in Changsha. Wentai segment mainly focusing on providing early childhood, primary and secondary education services in the PRC.

The Group's chief operating decision maker ("CODM") has been identified as Chief Executive Officer and the senior management, including the President, Vice Presidents and Chief Finance Officer, who reviews operating result of respective operating segments separately to allocate resources and assess performance of the Group.

	LNS			Wentai			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2009	2010	2011	2009	2010	2011	2009	2010	2011	2009	2010	2011
Net revenue - external	—	39,897,671	41,590,668	—	—	51,884,191	4,707,511	—	—	4,707,511	39,897,671	93,474,859
Cost of revenue	—	(18,493,518)	(16,866,904)	—	—	(26,458,614)	(3,967,377)	—	—	(3,967,377)	(18,493,518)	(43,325,518)

Gross profits	—	21,404,153	24,723,764	—	—	25,425,577	740,134	—	—	740,134	21,404,153	50,149,341
Research and development expenditures	—	(1,878,735)	(2,150,968)	—	—	(61,225)	—	—	—	—	(1,878,753)	(2,212,193)
Sales and marketing expenses	—	(3,390,773)	(3,451,038)	—	—	(528,871)	—	—	—	—	(3,390,773)	(3,979,909)
General and administrative expenses	—	(7,221,763)	(10,119,934)	—	—	(18,172,879)	(21,734,647)	(34,948,576)	(37,175,691)	(21,734,647)	(42,170,339)	(65,468,504)
Other operating expenses	—	(103,113)	(13,073)	—	—	(215,436)	(48,888)	(2,758,830)	(10,343,477)	(48,888)	(2,861,943)	(10,571,986)
Other operating income	—	44,995	685,825	—	—	3,905,205	—	233,600	921,142	—	278,595	5,512,172
Derivative (loss) gain	—	—	—	—	—	—	5,807,511	—	—	5,807,511	—	—
Impairment loss on available-for-sale investment	—	—	—	—	—	—	—	—	(4,409,508)	—	—	(4,409,508)
Interest income	—	30,445	45,069	—	—	147,064	5,307,899	9,103,707	1,688,014	5,307,899	9,134,152	1,880,147
Investment income	—	—	30,652	—	—	3,005,029	15,257,412	2,823,770	7,986,545	15,257,412	2,823,770	11,022,226
Other non-operating income (expense)	—	3,844	(5,938,653)	—	—	(599,054)	6,203,615	5,958,505	5,357,848	6,203,615	5,962,349	(1,179,859)
Income taxes (expenses) benefits	—	(164,400)	(1,519,494)	—	—	(4,699,964)	—	—	—	—	(164,400)	(6,219,458)

Net income (loss)	—	8,724,653	2,292,150	—	—	8,205,446	11,533,036	(19,587,824)	(35,975,127)	11,533,036	(10,863,189)	(25,477,531)

Acquisition of property, plant and equipment	—	(2,319,712)	(4,813,177)	—	—	(7,814,626)	(93,568,247)	(11,574,791)	(10,463,955)	(93,568,247)	(13,894,503)	(23,091,758)
Acquisition of intangible assets	—	(2,700,000)	—	—	—	—	—	(1,425,773)	(1,545,725)	—	(4,125,773)	(1,545,725)
Acquisition of available-for-sale investment	—	—	—	—	—	—	—	(20,480,700)	—	—	(20,480,700)	—
Acquisition of equity investment	—	—	—	—	—	—	(21,581,952)	(8,685,215)	(4,000,000)	(21,581,952)	(8,685,215)	(4,000,000)
Amortization of intangible assets	—	1,369,709	1,500,292	—	—	1,980,764	184,001	2,513,727	1,578,490	184,001	3,883,436	5,059,546
Depreciation of property, plant and equipment	—	1,218,480	1,599,769	—	—	4,415,819	1,736,297	6,728,078	8,260,826	1,736,297	7,946,558	14,276,414
Loss on disposal of property, plant and equipment	—	212,794	—	—	—	—	—	—	—	—	212,794	—
Impairment loss on intangible assets	—	—	—	—	—	—	—	—	942,678	—	—	942,678

Segment assets	—	80,584,593	88,820,441	—	—	178,855,208	937,911,185	731,268,850	619,836,322	937,911,185	811,853,443	887,511,971

Segment liabilities	—	19,872,084	22,871,555	—	—	31,421,494	38,133,192	39,345,869	19,076,371	38,133,192	59,217,953	73,369,420

There were no inter-segment sales for the year ended June 30, 2009, 2010 and 2011.

Geographical disclosures: the Company mainly operates in the PRC and in 2009, 2010 and 2011, no single country other than the mainland China accounted for 10% or more of the Company's consolidated net revenue. In addition, all the identifiable assets of the Company are located in the PRC.

Major customers: there are no single customers who contributed for 10% or more of the Company's net revenue for the years ended June 30, 2009, 2010 and 2011.

Product groups: Included in the discontinued operation, the Company previously sold specialty handheld electronic learning devices, which included digital learning devices and e-dictionaries, that were similar in nature, had similar production process, had similar type of customers and utilized the same distribution method, as discrete financial information was not available for the Company's operations of prepaid cards and software; they are considered to be service lines instead of segment.

Apart from electronic learning devices, the Company also provide education services, which include supplement English Training, kindergartens and primary and secondary schools. As discrete financial information was not available for the Company's operations of these products groups, they are considered to be services lines instead of segment.

Revenue from these product groups are as follows:

	For the years ended June 30,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Discontinued operation
Electronic learning devices	664,745,790	640,390,206	204,712,282	31,672,048
Prepaid premium cards	175,284	—	—	—
Software	1,517,094	—	6,820,572	1,055,244

	666,438,168	640,390,206	211,532,854	32,727,292

Continuing operation
Supplemental English Training	4,707,511	36,068,515	33,134,682	5,126,430
Kindergartens	—	3,829,156	25,957,961	4,016,084
Primary and Secondary Schools	—	—	34,382,216	5,319,443

	4,707,511	39,897,671	93,474,859	14,461,957

	671,145,679	680,287,877	305,007,713	47,189,249